Consolidated statements of financial position - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets
Intangible assets	$ 20,402	$ 9,976	$ 8,114
Property, plant and equipment	699,087	354,443	308,014
Investments in associates and joint ventures	32,686	6,045	5,488
Assets held for disposal		8,823
Deferred income tax assets, net	301	588	564
Other receivables	9,617	1,335	3,909
Trade receivables	23,508	2,210	87
Investment in financial assets			7,737
Total noncurrent assets	785,601	383,420	333,913
Current Assets
Assets held for disposal	3,189
Inventories	53,324	27,149	21,808
Contract assets	420	142	12
Other receivables	21,867	12,684	13,456
Trade receivables	72,646	40,649	33,645
Investment in financial assets	10,941	12,936	7,548
Cash and cash equivalents	46,028	28,738	10,757
Total current assets	208,415	122,298	87,226
TOTAL ASSETS	994,016	505,718	421,139
SHAREHOLDERS' EQUITY
Shareholders' contributions	10,518	10,402	10,403
Reserves, other comprehensive income and retained earnings	348,682	141,893	108,352
Shareholders' equity attributable to shareholders of the parent company	359,200	152,295	118,755
Non-controlling interest	3,157	238	(94)
TOTAL SHAREHOLDERS' EQUITY	362,357	152,533	118,661
Noncurrent Liabilities
Liabilities associated with assets held for disposal		4,193
Provisions	83,388	54,734	47,358
Deferred income tax liabilities, net	91,125	37,645	42,465
Contract liabilities	1,828	1,470
Taxes payable	2,175	220	98
Loans	270,252	151,727	127,568
Other liabilities	549	277	336
Accounts payable	3,373	185	2,187
Total noncurrent liabilities	452,690	250,451	220,012
Current Liabilities
Liabilities associated with assets held for disposal	3,133
Provisions	4,529	2,442	1,994
Income tax liability	357	191	176
Contract liabilities	4,996	1,460	14
Taxes payable	10,027	6,879	4,440
Salaries and social security	6,154	4,132	3,094
Loans	64,826	39,336	26,777
Other liabilities	722	2,383	4,390
Accounts payable	84,225	45,911	41,581
Total current liabilities	178,969	102,734	82,466
TOTAL LIABILITIES	631,659	353,185	302,478
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 994,016	$ 505,718	$ 421,139